SECURITIES - SALE OF SECURITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
SECURITIES
Carrying value of securities pledged to secure public deposits and for other purposes as required or permitted by law	$ 8,504	$ 10,161
Proceeds from sale	3,306	11,296
Gross realized gains	$ 74	$ 123